Accounts Receivable, Net - Schedule of Movement of Allowance for Credit Losses (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)
Schedule of Movement of Allowance for Credit Losses [Abstract]
Beginning balance	$ 120,620	$ 15,366	$ 19,022
Recovery	(115,535)	(14,718)	(11,767)
Addition	38,317	4,881	113,365
Ending balance	$ 43,402	$ 5,529	$ 120,620